INVESTMENT IN BRAND CONTRACT, AT FAIR VALUE (Tables)	6 Months Ended
Jun. 30, 2014
INVESTMENT IN BRAND CONTRACT, AT FAIR VALUE
Schedule of changes in Level 3 assets

Asset	Beginning Balance 1/1/2014	Purchases	Payments on Brand Contracts	Realized Loss	Unrealized Gains	Ending Balance 9/30/2014
Vernon Davis Brand Contract	$—	4,000,000	(516,854)	(12,469)	283,176	$3,753,853
EJ Manuel Brand Contract	$—	4,975,000	(18,914)	(265,879)	458,282	$5,148,489

Total Brand Contracts	$—	8,975,000	(535,768)	(278,348)	741,458	$8,902,342

Schedule of general effects on changes in inputs on the fair value of assets

Increase In:	Effect on brand contract fair value	Decrease In:	Effect on brand contracts fair value	Range of inputs	Weighted Average of inputs
Discount Rate	Decrease	Discount Rate	Increase	4.5% - 20.0%	13.6%
Career Length	Increase	Career Length	Decrease	1 - 17 years	8.2 years
Comparable Player NFL Contracts	Increase	Comparable Player NFL Contracts	Decrease	$0.5 million - $120.6 million	$37.1 million